Common Shareholders' Equity (Table)	12 Months Ended
Dec. 31, 2015
Common Shareholders' Equity
Schedule of common shares, rollforward
Year Ended December 31,	Number of Shares	Average Cost Per Share	Total Cost
(Shares and dollar amounts in thousands, except per share amounts)
2015
U.S. Cellular Common Shares	178	$34.86	$6,188

2014
U.S. Cellular Common Shares	496	$38.19	$18,943

2013
U.S. Cellular Common Shares	499	$37.19	$18,544

Year Ended December 31,	2015	2014	2013
(Shares in thousands)
Treasury Shares Reissued	457	371	536